FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2018
FAIR VALUE MEASUREMENT
12.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured cash and cash equivalents at fair value on a recurring basis. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of September 30, 2017 and 2018, available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Additionally, long-term investments as of September 30, 2017 and September 30, 2018 contained contingent consideration payable, which were measured and recorded at fair value on a recurring basis included under “Accrued expenses and other liabilities”.

The Group’s financial assets and liability measured at fair value on a recurring basis are as follows:

	Year ended September 30, 2017
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2017	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	60,526	60,526	—	—
Long-term investments:
Available-for-sale securities	4,297	—	4,297	—

Total assets measured at fair value	64,823	60,526	4,297	—

Contingent consideration payable (Note 3)	3,231	—	—	3,231

Total Liabilities measured at fair value	3,231	—	—	3,231

	Year ended September 30, 2018
	Fair value at	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	September 30, 2018	(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	30,826	30,826	—	—
Short-term investments:
Available-for-sale securities	14,439	—	14,439	—
Long-term investments:
Available-for-sale securities	6,975	—	2,327	4,648

Total assets measured at fair value	52,240	30,826	16,766	4,648

Contingent consideration payable (Note 3)	1,746	—	—	1,746

Total Liabilities measured at fair value	1,746	—	—	1,746

Redeemable preferred shares do not have quoted market price and the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement.

When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sales, discount of lack of marketability, investee’s time to IPO as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flows of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

The fair values of available-for-sale investments classified as level 3 were measured using the market approach with significant unobservable inputs as of September 30, 2018, based on the following assumptions: (1) expected volatility of 48.8% to 55%, (2) discount rate of 30.0% to 38.0%, and (3) expected life of 3.8 to 5.3 years.

The Group did not have any transfers between level 1 and level 2 fair value measurements during the periods presented. The Group transferred a redeemable preferred share investment from level 2 to level 3 at September 30, 2018, as the Group changed its fair value measurement for one investee. Specifically, the Group changed its measurement method from recent transactions to a market approach or income approach to determine the investment’s fair value as no recent transactions were available.

The following table provides additional information of reconciliation for the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2016	—

Balance as of September 30, 2017	—
Transfer from level 2 fair value measurements	936
Initial recognition	1,577
Unrealized gain	2,135

Balance as of September 30, 2018	4,648

The fair value of the contingent consideration payable was measured using the Monte Carlo simulation model. The fair value was determined by calculating the net present value of the expected payment using significant inputs that were not observable in the market as of September 30, 2017 and 2018, based on the following assumptions: (1) expected volatility of 5%, (2) discount rate of 16.8% and 14.9%, and (3) expected life of 0.32 and 0.48 of a year, respectively.

The fair value of the bank borrowings and long-term bank borrowing were classified as level 2 as set out in Note 15.

Measured and disclosed fair value on a nonrecurring basis

The Group measures goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to goodwill or acquired intangible assets arising from acquisitions for the years ended September 30, 2016, 2017 and 2018.

The Group measures cost method investments and equity method investments at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Group recorded nil, US$679, US$343 impairment loss on its equity method investments during the years ended September 30, 2016, 2017 and 2018. The fair value was measured using a market approach with significant unobservable input, included the management projection of the discount rate as of September 30, 2017 and 2018, which was based on the following assumptions: (1) discount rate of 20.0% and 19.0%, (2) expected volatility of 39%, and (3) expected life of 3.17 and 2.17 years, respectively.